Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventory
Schedule of inventory

	March 31,	December 31,
	2023	2022
Work-in-progress	$15,223,386	$14,209,695
Finished goods	5,942,832	5,506,760
Other	685,809	791,568
Total	$21,852,027	$20,508,023

	December 31,	December 31,
	2022	2021
Work-in-progress	$14,209,695	$15,167,522
Finished goods	5,506,760	4,580,158
Other	791,568	674,381
Total	$20,508,023	$20,422,061

Schedule of inventory valuation adjustments

	March 31,
	2023	2022
Work-in-progress	$15,072	$3,280,291
Finished goods	(25,072)	151,248
Other	—	35,378
Total	$(10,000)	$3,466,917

	December 31,
	2022	2021
Work-in-progress	$4,003,943	$1,949,811
Finished goods	254,467	691,269
Other	35,378	—
Total	$4,293,788	$2,641,080